UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended: March 31, 2010

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one):
[  ] is a restatement.
[   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Goldman Capital Management Inc.
Address: 767 Third Ave. 25th Fl
         New York NY 10017

Form 13F File Number:  028-10731

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained therein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Neal I Goldman
Title:           President
Telephone:  212-676-5571

Signature, Place and Date of Signing:

Neal I Goldman, New York, NY, May, 12, 2010
Report Type (Check only one):
[ X ] 13F HOLDINGS REPORT
[     ] 13F Notice
[     ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manger:
None

Form 13F Summary Page

Report Summary:
Number of Other Included Managers:  -0-
Form 13F Information Table Entry Total:     36
Form 13F Information Table Value Total:     122,563

Goldman Capital Management Inc.
Form13F-310


							Value	Shares/	Sh/	Put/	Invstmt	Discretion	Voting Authority--------------------
Name of Issuer			Title of	CUSIP	(x$1000)	Prn Amt	Prn	Call			Sole	Shared	None
 				Class	 	 	 		 		Sole	Shared	None

Abaxis Inc			COM	002567105	4907	180500	SH		180500			180500
Advanced Photonix Inc-Cl A	COM	00754E107	202	360000	SH		360000			360000
American Medical Alert Corp	COM	027904101	2704	393000	SH		393000			393000
American Safety Insurance Hold	COM	G02995101	8183	493300	SH		493300			493300
Cadiz Inc New			COM	12753207	3956	309800	SH		309800			309800
Columbia Laboratories Inc	COM	197779101	4903	4582356	SH		4582356			4582356
Ditech Networks Inc		COM	25500T108	204	125000	SH		125000			125000
Dot Hill Sys Corp		COM	25848T109	8248	5535800	SH		5535800			5535800
Emrise Corp			COM	29246J101	73	70000	SH		70000			70000
Gametech International Inc	COM	36466D102	1481	759500	SH		759500			759500
Gp Strategies Corp		COM	36225V104	3331	398500	SH		398500			398500
Healthtronics Inc		COM	4222L107	2491	695696	SH		695696			695696
Hypercom Corp			COM	44913M105	1100	285000	SH		285000			285000
Imageware Systems Inc.		COM	45245S108	1571	1765500	SH		1765500			1765500
Imergent Inc			COM	45247Q100	6811	1012100	SH		1012100			1012100
Lifetime Brands Inc		COM	53222Q103	11585	982600	SH		982600			982600
Mdc Partners Inc New Cl A Subo	COM	552697104	10698	1033609	SH		1033609			1033609
Medical Nutrition USA Inc	COM	58461X107	1516	689300	SH		689300			689300
Mosys Inc			COM	619718109	9726	2425350	SH		2425350			2425350
National Patent Development Co	COM	637132101	405	289313	SH		289313			289313
Newport Digital Tech Inc	COM	651833105	280	2000000	SH		2000000			2000000
Nova Measuring Instruments Ltd	COM	M7516K103	1658	302500	SH		302500			302500
Park City Group Inc New		COM	700215304	4207	1136969	SH		1136969			1136969
Penn Treaty American Corp New	COM	707874400	3	35000	SH		35000			35000
Photomedex Inc			COM	719358103	2372	230327	SH		230327			230327
Pure Bioscience			COM	746218106	1124	681000	SH		681000			681000
Radiant Logistics Inc		COM	75025X100	61	288918	SH		288918			288918
Remedent Inc			COM	75954T104	30	85000	SH		85000			85000
Scolr Pharma Inc		COM	78402X107	1224	1492200	SH		1492200			1492200
Star Scientific Inc 		COM	85517P101	13154	5158500	SH		5158500			5158500
Thomas Group Inc		COM	884402108	553	851255	SH		851255			851255
Trinity Biotech Plc New ADR	COM	896438306	9231	1689342	SH		1689342			1689342
Trintech Group Plc		COM	896682200	444	101845	SH		101845			101845
Unigene Laboratories Inc	COM	904753100	1745	1983109	SH		1983109			1983109
Universal Electronics Inc	COM	913483103	1966	88000	SH		88000			88000
Williams Controls Inc New	COM	969465608	416	52000	SH		52000			52000


Total							122563